Selected Statements of Operations Data (Tables)	12 Months Ended
Dec. 31, 2021
Selected Statements of Operations Data [Abstract]
Schedule of revenues by geographic region
	Year ended December 31,
	2021	2020	2019

North America	$21,777	$20,323	$14,500
Asia*	14,686	15,190	14,146
Latin America	1,071	223	2,653
EMEA (including Israel)	2,748	1,826	1,711

	$40,282	$37,562	$33,010

Schedule of major customer percentage of revenue
	Year ended December 31,
	2021	2020	2019

A	52	53	41
B	26	29	22
C	10	11	20

	88%	93%	83%

Schedule of long-lived assets
	Year ended December 31,
	2021	2020

Israel	$1,730	$2,633
United States	885	1,049
Other	453	574

Total long-lived assets (1)	$3,068	$4,256

Schedule of financial income, net
	Years ended December 31,
	2021	2020	2019

Financial Income:
Interest income	$666	$1,133	$1,775
Foreign currency exchange gain	250	878	338
	916	2,011	2,113
Financial expenses:
Bank charges	(15)	(15)	(16)
Foreign currency exchange loss	(547)	(1,186)	(925)
	(562)	(1,201)	(941)
	$354	$810	$1,172

Schedule of computation of basic and diluted net income (loss) per ordinary share
	Years ended December 31,
	2021	2020	2019
Numerator:

Numerator for basic net loss per Ordinary Share	$(5,263)	$(3,992)	$(6,832)

Effect of dilutive securities:
Share-based compensation granted	-	-	-

Numerator for dilutive net loss per Ordinary Share	$(5,263)	$(3,992)	$(6,832)

Denominator:

Denominator for dilutive net loss per Ordinary Share - weighted average number of Ordinary Shares	14,124,404	13,927,788	13,779,885

Effect of dilutive securities:
Share-based compensation granted	-	-	-

Denominator for diluted net loss per Ordinary Share - adjusted weighted average number of Ordinary Shares	14,124,404	13,927,788	13,779,885